Bank borrowings - Credit and Security Agreement - (Details) - USD ($) $ in Thousands	Oct. 11, 2019	Dec. 31, 2019	Dec. 31, 2018
Bank Borrowings
Inventory pledged as security		$ 33,000	$ 314,000
Outstanding balance		158,999	$ 141,012
ABL Revolver
Bank Borrowings
Maximum borrowing capacity	$ 100,000
Credit facility term	5 years
Spring forward repayment term	3 months
Undrawn availability	$ 100,000
Maximum undrawn availability of outstanding letters of credit	10,000
Outstanding amount of revolving advances and swing loans limit	45,000
Restricted cash reserve	22,500
Receivables pledged as security	31,500
Inventory pledged as security	33,000
Outstanding balance	$ 4,500	$ 50,200
ABL Revolver | Level 1
Bank Borrowings
Percentage of average undrawn availability	66.70%
ABL Revolver | Level 3
Bank Borrowings
Percentage of average undrawn availability	33.30%
ABL Revolver | FedOvernightBankFundingRate
Bank Borrowings
Applicable margin (as a percent)	0.50%
ABL Revolver | LIBOR
Bank Borrowings
Applicable margin (as a percent)	1.00%
ABL Revolver | LIBOR | Level 1
Bank Borrowings
Percentage of average undrawn availability	2.50%
ABL Revolver | LIBOR | Level 2
Bank Borrowings
Percentage of average undrawn availability	2.75%
ABL Revolver | LIBOR | Level 3
Bank Borrowings
Percentage of average undrawn availability	3.00%
ABL Revolver | Domestic rate | Level 1
Bank Borrowings
Percentage of average undrawn availability	1.50%
ABL Revolver | Domestic rate | Level 2
Bank Borrowings
Percentage of average undrawn availability	1.75%
ABL Revolver | Domestic rate | Level 3
Bank Borrowings
Percentage of average undrawn availability	2.00%
ABL Revolver | Minimum
Bank Borrowings
Formula amount receivable period	90 days
Undrawn availability	$ 10,000
ABL Revolver | Minimum | Level 2
Bank Borrowings
Percentage of average undrawn availability	33.30%
ABL Revolver | Maximum
Bank Borrowings
Formula amount as percentage of eligible receivables	85.00%
Formula amount as percentage of inventory and inventory in transit	75.00%
Formula amount as percentage of inventory and inventory in transit appraised net orderly liquidation value of Eligible inventory over reserves	85.00%
Formula amount subject to percentage of inventory	65.00%
Formula amount receivable period	120 days
Formula amount subject to receivable	$ 5,000
ABL Revolver | Maximum | Level 2
Bank Borrowings
Percentage of average undrawn availability	66.70%
ABL Revolver | CANADA
Bank Borrowings
Undrawn availability	$ 10,000
ABL Revolver | CANADA | Maximum
Bank Borrowings
Formula amount subject to inventory	20,000
ABL Revolver | Eligible in-transit inventory | Maximum
Bank Borrowings
Formula amount subject to inventory	10,000
ABL Revolver | Consigned inventory | Minimum
Bank Borrowings
Formula amount subject to inventory	7,500
ABL Revolver | Consigned inventory | Maximum
Bank Borrowings
Formula amount subject to inventory	10,000
ABL Revolver | Stores and spare parts inventory | Maximum
Bank Borrowings
Formula amount subject to inventory	2,000
ABL Revolver | Packaging materials inventory | Maximum
Bank Borrowings
Formula amount subject to inventory	$ 500